Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following (in thousands):

	As of December 31,
	2014	2013
Laboratory equipment	$1,163	$1,246
Computer equipment	260	183
Office furniture and equipment	292	257
Leasehold improvements	117	91
	1,832	1,777
Less accumulated depreciation and amortization	(1,490)	(1,532)
Property and equipment, net	$342	$245